UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RNC Capital Management LLC
Address:  11601 Wilshire Blvd., 25th Floor
          Los Angeles, CA  90025

Form 13F File Number: 28-970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name: Manuel A. Gutierrez
     -----------------------------------------
Title: SVP, Chief Financial Officer
      ----------------------------------------
Phone: (310) 477-6543
      ----------------------------------------
Signature, Place, and Date of Signing:


/s/ Manuel A. Gutierrez       Los Angeles, CA              April 18, 2000
--------------------------    ---------------              --------------
    [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total: $968,777
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     ------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE  SHARED  NONE
--------------               --------------    -----     --------  -------  ---  ----  -------  --------   ----  ------  ----
AFLAC INC                      COM           001055102     1211     26580   SH           SOLE              26580            0
AMFM INC                       COM           001693100     1109     17855   SH           SOLE              17855            0
AT&T CORP                      COM           001957109    26820    476269   SH           SHARED           471319         4950
ALZA CORPORATION               CLASS A COM   022615108      601     16000   SH           SOLE              16000            0
ALZA CORP.                     CVT 5.000%    022615AD0      660    620000   PRN          SOLE             620000            0
                               05-01-2006
AMERICAN ONLINE INC            COM           02364J104     1067     15861   SH           SOLE              15861            0
AMERICAN GENERAL CORP          COM           026351106      532      9475   SH           SOLE               9475            0
AMERICAN INTL GROUP INC        COM           026874107     1157     10565   SH           SOLE              10565            0
AMGEN INC.                     COM           031162100     1215     19800   SH           SHARED            18500         1300
APPLIED MATERIALS INC          COM           038222105     1178     12500   SH           SOLE              12500            0
BMC SOFTWARE INC               COM           055921100     1074     21755   SH           SOLE              21755            0
BANK NEW YORK COMPANY          COM           064057102    27626    664690   SH           SHARED           658380         6310
BELL ATLANTIC                  COM           077853109      616     10073   SH           SOLE              10073            0
BELLSOUTH CORP                 COM           079860102    26384    562862   SH           SHARED           556727         6135
CARNIVAL CRUISE LINES          CL A COM      143658102    14974    603502   SH           SHARED           596602         6900
CHASE MANHATTAN CORP           COM           16161A108    32339    370917   SH           SHARED           366667         4250
CHEVRON CORP                   COM           166751107    26157    282971   SH           SHARED           279911         3060
CISCO SYSTEMS INC.             COM           17275R102     2473     31984   SH           SOLE              31984            0
CITIGROUP INC                  COM           172967101    37108    619764   SH           SHARED           613079         6685
CLEAR CHANNEL COMM.            CVT 2.625%    184502AB8      407    335000   PRN          SOLE             335000            0
                               04-01-2003
COSTCO WHSL CORP (NEW)         COM           22160K105     1165     22170   SH           SOLE              22170            0
DELL COMPUTER CORP             COM           247025109    26792    496720   SH           SHARED           491240         5480
DEVON ENERGY CORP NEW          CVT 4.900%    25179MAA1      284    289324   PRN          SOLE             289324            0
                               08-15-2008
DISNEY WALT CO                 COM           254687106    26387    639681   SH           SHARED           632061         7620
DOW CHEMICAL CO                COM           260543103    23224    203715   SH           SHARED           201365         2350
EQUITY RESIDENTIAL             $1.813        29476L859      385     19500   SH           SOLE              19500            0
                               CVT PFD
EXXON MOBIL CORP (NEW)         COM           30231G102      714      9152   SH           SOLE               9152            0
FINOVA FINANCE                 $2.75         31808E207      228      6900   SH           SOLE               6900            0
                               Cvt Pfd
FIRST DATA CORP                COM           319963104    25402    572443   SH           SHARED           565018         7425
FORD MOTOR COMPANY             COM           345370100    17595    383017   SH           SHARED           378267         4750
FOX ENTERTAINMENT GRP INC-A    COM           35138T107     1073     35850   SH           SOLE              35850            0
GTE CORP                       COM           362320103    26930    379291   SH           SHARED           375316         3975
GENERAL ELECTRIC COMPANY       COM           369604103    51289    329570   SH           SHARED           325850         3720
GENERAL MOTORS                 CLASS H COM   370442832     1906     15310   SH           SOLE              15310            0
GEORGIA PACIFIC                $3.75 Cvt     373298801      684     16000   SH           SOLE              16000            0
                               Pfd Ser W
GUIDANT CORP                   COM           401698105      875     14870   SH           SOLE              14870            0
HEWLETT-PACKARD COMPANY        COM           428236103    48599    366614   SH           SHARED           362739         3875
HONEYWELL INTERNATIONAL INC    COM           438516106    18646    353895   SH           SHARED           349715         4180
ITT INDUSTRIES INC             COM           450911102     9069    291949   SH           SHARED           287099         4850
INTASYS CORPORATION            COM           45809M109       73     10000   SH           SOLE              10000            0
INTEL CORPORATION              COM           458140100    37299    282705   SH           SHARED           279980         2725
INTERMEDIA COMMUNICATIONS      COM           458801107      599     12400   SH           SOLE              12400            0
INTERNATIONAL BUSINESS MACHINE COM           459200101    52396    442629   SH           SHARED           438029         4600
JOHNSON & JOHNSON              COM           478160104    19265    274237   SH           SHARED           271537         2700
K - MART                       $3.875        498778208      515     11950   SH           SOLE              11950            0
                               CVT PFD
LILLY ELI & COMPANY            COM           532457108      206      3285   SH           SHARED             2785          500
LIVENT INC                     COM           537902108        0     10000   SH           SOLE              10000            0
LOEWS CORP.                    CV 3.125%     540424AL2      307    344000   PRN          SOLE             344000            0
                               09-15-2007
LOWES CO INC                   COM           548661107    16339    279895   SH           SHARED           277195         2700
LUCENT TECHNOLOGIES INC.       COM           549463107    28036    452197   SH           SHARED           447402         4795
MBNA CORPORATION               COM           55262L100      836     32782   SH           SOLE              32782            0
MCI WORLDCOM INC               COM           55268B106    19885    438856   SH           SHARED           433614         5242
MARSH & MCLENNAN COS INC       COM           571748102    39473    357828   SH           SHARED           353993         3835
MICROSOFT CORP                 COM           594918104    49436    465282   SH           SHARED           460232         5050
MILLENNIUM PHARMACEUTICALS     COM           599902103      562      4325   SH           SOLE               4325            0
MONSANTO CO                    $2.60         611662305     1007     22000   SH           SOLE              22000            0
                               CVT PFD
MOTOROLA INC                   COM           620076109    30071    205964   SH           SHARED           203649         2315
NAT'L DATA CORP.               CVT 5.000%    635621AA3      817    961000   PRN          SOLE             961000            0
                               11-01-2003
ORACLE CORP                    COM           68389X105    39480    505753   SH           SHARED           500403         5350
PPG INDUSTRIES                 COM           693506107      358      6835   SH           SOLE               6835            0
PEPSICO INCORPORATED           COM           713448108    15995    458648   SH           SHARED           453448         5200
PFIZER INC                     COM           717081103    23556    644272   SH           SHARED           636587         7685
PROCTER AND GAMBLE COMPANY     COM           742718109    13599    239630   SH           SHARED           237080         2550
PSI TECHNOLOGIES               COM           74438Q109      166     10000   SH           SOLE              10000            0
QWEST COMMUNICATIONS INTL      COM           749121109      979     20400   SH           SOLE              20400            0
SCHERING PLOUGH CORP           COM           806605101    16413    440627   SH           SHARED           436692         3935
SEALED AIR CORP                $2.000        81211K209      280      5400   SH           SOLE               5400            0
                               CVT PFD
TEXACO INC                     COM           881694103    26573    494381   SH           SHARED           488951         5430
TEXAS INSTRUMENTS INCORPORATED COM           882508104      750      4690   SH           SOLE               4690            0
TYCO INTL LTD                  COM           902124106    43999    877784   SH           SHARED           868804         8980
WAL MART STORES INC            COM           931142103      880     15569   SH           SOLE              15569            0
WASTE MANAGEMENT INC           CV 4.000%     94106LAA7      180    203000   PRN          SOLE             203000            0
                               02-01-2
WELLS FARGO & CO (NEW)         COM           949746101     1188     29150   SH           SOLE              29150            0
WENDYS INT'L INC               $2.50         950588202      609     12950   SH           SOLE              12950            0
                               CVT PFD
ROYAL CARIBBEAN                $3.625        V7780T111      695      7900   SH           SOLE               7900            0
                               CVT PFD                 --------

               TOTAL                                   $968,777
                                                       ========